SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

(1)	Between January 5, 2026, and February 12, 2026, the Company repurchased 1,831,033 of its ordinary shares pursuant to a Rule 10b5-1 Repurchase Plan. The total consideration paid for such repurchases amounted to $862,957. In addition, the Company incurred $18,310 of brokerage commissions directly attributable to the share repurchases.

(2)	As of March 20, 2026, the Company held approximately 1,047 bitcoins with an aggregate fair market value of $73.8 million (based on the market price of $70,500 thousand of one bitcoin as reported on the Coinbase exchange as of March 20, 2026.